Prepayments, receivables and other assets	12 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, receivables and other assets
13.
Prepayments, receivables and other assets

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Current:
Accounts receivable and contract assets, net of allowance	32,134	30,686
Inventories	28,547	25,460
VAT receivables, net of allowance	17,497	19,904
Prepaid cost of revenue, sales and marketing and other expenses	16,794	17,784
Advances to/receivables from customers, merchants and others	14,499	11,508
Amounts due from related companies	9,042	8,257
Interest receivables	5,471	10,055
Deferred direct selling costs and cost of revenue (i)	4,771	6,482
Others	8,317	13,400
	137,072	143,536
Non-current:
Operating lease right-of-use assets	77,428	76,927
Deferred tax assets (Note 7)	15,494	11,361
Film costs and prepayment for licensed copyrights and others	8,905	12,073
Prepayment for acquisition of property and equipment	3,976	11,345
Others	5,123	4,396
	110,926	116,102

(i)
The Company is obligated to pay certain costs upon the receipt of membership fees from merchants or other customers, which primarily consist of sales commissions, and certain costs associated with cloud services. The membership fees and cloud services revenue are initially deferred and recognized as revenue in the consolidated income statements in the period in which the services are rendered. As such, the related costs are also initially deferred and recognized in the consolidated income statements in the same period as the related service fees and revenue are recognized.